Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates

	For the year ended March 31,
	2023		2024		2025
	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax
INR	+ / (-) 50	(-) / + 727	+ / (-) 50	(-) / + 1,402	+ / (-) 50	(-) / + 1,750

Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2025	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	50,009	8,363	58,372
Compulsorily convertible debentures*		—	—	15,601	40,368	55,969
Optionally convertible debentures*	—	—	—	785	7,012	7,797
Term loan from banks*	—	—	—	153,906	29,600	183,506
Loans from financial institutions*	—	—	—	162,887	149,627	312,514
Senior secured notes*	—	—	—	161,692	-	161,692
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	41,652	13,836	—	—	55,488
Working capital term loan	—	12,030	6,640	—	—	18,670
Buyer's / Supplier's credit	—	4,726	1,443	—	—	6,169
Other financial liabilities
Lease liabilities	—	176	771	3,353	25,143	29,443
Current maturities of long term interest-bearing loans and borrowings*	—	28,337	81,757	—	—	110,094
Interest accrued	—	944	4,461	—	—	5,405
Capital creditors	—	32,545	—	—	—	32,545
Purchase consideration payable	—	44	—	—	—	44
Trade payables
Trade payables	—	8,173	—	—	—	8,173

As at March 31, 2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	61,883	7,463	69,346
Compulsorily convertible debentures*	—	—	—	8,064	38,287	46,351
Optionally convertible debentures*	—	—	—	785	7,209	7,994
Term loan from banks*	—	—	—	154,033	35,001	189,034
Loans from financial institutions*	—	—	—	160,069	147,384	307,453
Senior secured notes*	—	—	—	157,976	—	157,976
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	17,822	9,858	—	—	27,680
Term loan from banks and financial institutions (secured)	—	1,600	—	—	—	1,600
Working capital term loan (secured)	—	6,799	4,450	—	—	11,249
Buyer's / Supplier's credit	—	9,603	1,520	—	—	11,123
Other financial liabilities
Lease liabilities	—	196	701	2,991	24,576	28,464
Current maturities of long term interest-bearing loans and borrowings*	680	17,264	63,464	—	—	81,408
Interest accrued	—	1,160	1,797	—	—	2,957
Capital creditors	—	40,092	—	—	—	40,092
Purchase consideration payable	—	44	—	—	—	44
Trade payables
Trade payables	—	9,094	—	—	—	9,094

* Including future interest payments.

Interest rate risk
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Credit Risk Exposure on the Group's Trade Receivables

As at March 31, 2025

	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	16,093	898	849	8,575	26,415
Expected credit loss	306	196	147	1,498	2,147

As at March 31, 2024

	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	12,730	970	546	9,967	24,212
Expected credit loss	529	451	149	1,226	2,356

*included trade receivables which are not yet due.